Estimated amortization of the intangible assets with definite useful lives (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected Amortization Expense [Line Items]
Year 2013	$ 9,871
Year2014	9,227
Year 2015	7,084
Year 2016	6,799
Year 2017	$ 4,050